REVENUE RECOGNITION - Includes all Distribution sales (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 323,751	$ 297,019	$ 404,642	$ 420,736
International
Disaggregation of Revenue [Line Items]
Net sales	74,647	51,691	68,669	89,367
United States
Disaggregation of Revenue [Line Items]
Net sales	$ 249,104	$ 245,328	$ 335,973	$ 331,369